Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The computation of basic and diluted loss per share at March 31, 2014 and 2013 excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	Three Months Ended March 31,
	2014	2013
Convertible Series A Preferred Stock	100,000	-
Convertible Series B Preferred Stock	60,415	62,002
Convertible Series C Preferred Stock	146,667	-
Convertible Series D Preferred Stock	-	83,333
Convertible Series E Preferred Stock	103,232	-
Unvested Restricted Stock and Restricted Stock Units	238,885	316,667
Stock Warrants	281,686	546,906
Stock Options	542,995	478,546
	1,473,880	1,487,454

The computation of basic and diluted loss per share for the years ended December 31, 2013 and 2012 excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	Years Ended December 31,
	2013	2012
Convertible Notes Payable	373,333	-
Convertible Series A Preferred Stock	-	59,302
Convertible Series B Preferred Stock	62,002	131,864
Convertible Series C Preferred Stock	-	-
Unvested restricted stock	248,941	366,667
Stock Warrants	476,270	547,922
Stock Options	557,413	439,611
	1,717,959	1,545,366

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
The following table shows significant concentrations in our revenues and accounts receivable for the periods indicated.
	Percentage of Revenue During the Three Months Ended		Percentage of Accounts Receivable at
	March 31,		March 31,	December 31,
	2014	2013	2014	2013
Buyer A	14%	22%	-	3%
Buyer B	11%	20%	18%	14%
Buyer C	10%	11%	-	1%
Buyer D	5%	-	30%	35%
Buyer E	3%	-	24%	-
Buyer F	-	-	-	17%

The following table shows significant concentrations in our revenues and accounts receivable for the periods indicated.

	Percentage of Revenue During the Years Ended		Percentage of Accounts Receivable at
	December 31,		December 31,
	2013	2012	2013	2012
Buyer A	25%	1%	3%	13%
Buyer B	18%	17%	14%	9%
Buyer C	8%	18%	4%	6%
Buyer D	1%	13%	2%	10%
Buyer E	-	14%	-	26%
Buyer F	-	-	35%	-
Buyer G	-	-	17%	-
Buyer H	-	4%	-	13%